INFORMATION ON BUSINESS SEGMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INFORMATION ON BUSINESS SEGMENTS [Abstract]
INFORMATION ON BUSINESS SEGMENTS	NOTE 7 - INFORMATION ON BUSINESS SEGMENTS ----------------------------------------- At March 31, 2014, the Company considered its business activities to constitute a single segment.	NOTE 8 - INFORMATION ON BUSINESS SEGMENTS ----------------------------------------- At December 31, 2013 and 2012, the Company considered its business activities to constitute a single segment.